Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments And Other Current Assets [Abstract]
Schedule of Prepayments And Other Current Assets
Prepayments and other current assets are consisted of the following:

	December 31,
	2021	2022
	US$	US$
Value-added taxes recoverable	564	201
Advances to suppliers	1,407	1,067
Amounts due from third-party payment platforms	3,165	3,814
Deposits	29	29
Prepaid expenses	3,617	1,405
Others	298	1,050

Prepayments and Other Current Assets	9,080	7,566